Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.1%
Airlines — 1.2%
Southwest Airlines Co.*	27,169	$1,244,340
Apparel — 1.8%
Hanesbrands, Inc.	93,040	1,385,366
Levi Strauss & Co., Class A	20,577	406,601
		1,791,967
Auto Parts & Equipment — 2.3%
Aptiv PLC*	7,138	854,490
Autoliv, Inc.	9,137	698,432
Lear Corp.	5,040	718,654
		2,271,576
Banks — 8.0%
Citizens Financial Group, Inc.	35,446	1,606,767
Fifth Third Bancorp	23,616	1,016,433
First Horizon Corp.	56,795	1,334,114
Regions Financial Corp.	58,713	1,306,951
State Street Corp.	21,538	1,876,391
Synovus Financial Corp.	6,138	300,762
Webster Financial Corp.	10,081	565,746
		8,007,164
Biotechnology — 1.5%
Corteva, Inc.	25,507	1,466,142
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	7,305	542,616
Martin Marietta Materials, Inc.	2,189	842,524
		1,385,140
Chemicals — 4.6%
Axalta Coating Systems Ltd.*	45,658	1,122,274
DuPont de Nemours, Inc.	17,095	1,257,850
FMC Corp.	7,125	937,436
Westlake Corp.	10,289	1,269,663
		4,587,223
Commercial Services — 1.6%
Global Payments, Inc.	11,482	1,571,197
Distribution & Wholesale — 1.2%
IAA, Inc.*	31,132	1,190,799
Electric — 5.0%
Alliant Energy Corp.	34,778	2,172,930
DTE Energy Co.	9,959	1,316,679
Entergy Corp.	13,095	1,528,841
		5,018,450
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	11,801	1,571,657
Electronics — 2.2%
Agilent Technologies, Inc.	7,629	1,009,545
Vontier Corp.	47,117	1,196,301
		2,205,846
	Number of Shares	Value†

Engineering & Construction — 0.8%
EMCOR Group, Inc.	7,598	$855,763
Environmental Control — 1.6%
Waste Connections, Inc.	11,555	1,614,234
Food — 1.9%
Kellogg Co.	7,411	477,936
Lamb Weston Holdings, Inc.	23,331	1,397,760
		1,875,696
Hand & Machine Tools — 1.3%
Lincoln Electric Holdings, Inc.	9,467	1,304,647
Healthcare Products — 5.1%
Envista Holdings Corp.*	42,325	2,061,651
Globus Medical, Inc., Class A*	15,028	1,108,766
Henry Schein, Inc.*	22,180	1,933,874
		5,104,291
Healthcare Services — 3.2%
Humana, Inc.	1,646	716,290
Laboratory Corp. of America Holdings*	9,529	2,512,416
		3,228,706
Housewares — 0.7%
The Scotts Miracle-Gro Co.	5,779	710,586
Insurance — 7.1%
Globe Life, Inc.	14,173	1,425,804
Reinsurance Group of America, Inc.	9,114	997,618
RenaissanceRe Holdings Ltd.	16,419	2,602,576
The Hartford Financial Services Group, Inc.	29,379	2,109,706
		7,135,704
Internet — 1.7%
F5, Inc.*	8,321	1,738,673
Machinery — Construction & Mining — 3.4%
BWX Technologies, Inc.	33,312	1,794,184
Oshkosh Corp.	15,740	1,584,231
		3,378,415
Media — 2.9%
Discovery, Inc., Class C*	46,614	1,163,951
Fox Corp., Class B	48,860	1,772,641
		2,936,592
Miscellaneous Manufacturing — 1.0%
Carlisle Cos., Inc.	3,946	970,400
Oil & Gas — 4.3%
Coterra Energy, Inc.	91,527	2,468,483
Marathon Petroleum Corp.	3,314	283,347
Pioneer Natural Resources Co.	6,260	1,565,188
		4,317,018
Oil & Gas Services — 1.9%
Baker Hughes Co.	53,693	1,954,962

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — 1.3%
Graphic Packaging Holding Co.	67,656	$1,355,826
Pharmaceuticals — 1.7%
Cardinal Health, Inc.	29,922	1,696,577
Retail — 6.2%
AutoZone, Inc.*	724	1,480,276
Casey's General Stores, Inc.	10,367	2,054,428
MSC Industrial Direct Co., Inc., Class A	14,177	1,208,022
O'Reilly Automotive, Inc.*	1,312	898,668
Qurate Retail, Inc., Class A	113,804	541,707
		6,183,101
Semiconductors — 3.8%
Microchip Technology, Inc.	16,369	1,229,967
MKS Instruments, Inc.	9,068	1,360,200
Teradyne, Inc.	10,671	1,261,632
		3,851,799
Software — 5.5%
Activision Blizzard, Inc.	14,258	1,142,208
Black Knight, Inc.*	19,291	1,118,685
ManTech International Corp., Class A	14,161	1,220,537
Synopsys, Inc.*	2,996	998,477
Take-Two Interactive Software, Inc.*	6,601	1,014,838
		5,494,745
Telecommunications — 0.4%
Motorola Solutions, Inc.	1,755	425,061
Transportation — 1.0%
Canadian Pacific Railway Ltd.	11,588	956,474
Trucking and Leasing — 0.9%
GATX Corp.	7,492	923,988
TOTAL COMMON STOCKS (Cost $73,953,093)		90,324,759

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Apartments — 1.3%
Equity Residential	14,428	1,297,366
Building & Real Estate — 2.4%
Equity LifeStyle Properties, Inc.	31,464	2,406,367
Diversified — 2.2%
Lamar Advertising Co., Class A	8,222	955,232
Weyerhaeuser Co.	33,977	1,287,728
		2,242,960
Hotels & Resorts — 2.6%
Apple Hospitality REIT, Inc.	92,338	1,659,314
Sunstone Hotel Investors, Inc.*	78,161	920,736
		2,580,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,869,305)		8,526,743

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $2,989,940)	2,989,940	$2,989,940
TOTAL INVESTMENTS — 101.6% (Cost $83,812,338)		$101,841,442
Other Assets & Liabilities — (1.6)%		(1,642,359)
TOTAL NET ASSETS — 100.0%		$100,199,083

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
Country Weightings as of 3/31/2022††
United States	95%
Bermuda	2
Canada	1
Ireland	1
Sweden	1
Total	100%
††	% of total investments as of March 31, 2022.

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